Creation And Redemption Of Creation Units - Additional Information (Detail) (USD $)	5 Months Ended	9 Months Ended
	Jun. 03, 2014	Sep. 30, 2014
Creation Unit, block Shares of a fund	50,000	50,000
Maximum [Member]
Variable transaction fee, percent of the value of the Creation Unit, maximum	0.10%	0.10%
Fixed transaction fee	$ 500	$ 500